Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	696.00
Total Offset Amount	0.00
Net Fee	696.00
Narrative - Max Aggregate Offering Price	$ 8,000,000.00
Final Prospectus	true